Contract Liabilities - Summary of Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 691,427	$ 97,334	¥ 695,076
Current	639,213	89,984	617,737
Non-current	52,214	7,350	77,339
Unfulfilled service-type maintenance services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	155,192	21,847	195,245
Advance from customer [member]
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 536,235	$ 75,487	¥ 499,831